Share Capital	12 Months Ended
Jun. 30, 2025
Disclosure of share capital, reserves and other equity interest [Abstract]
Share Capital	Share Capital

Authorised share capital:	2025 £’000	2024 £’000
60,000,000 ordinary shares of £0.02 each	1,200	1,200

Allotted, called up and fully paid:	2025 No.	£’000	2024 No.	£’000
Class A ordinary shares	42,664,078	853	44,495,400	890
Class B ordinary shares	13,544,793	270	14,536,032	290
Ordinary shares of £0.02 each	56,208,871	1,123	59,031,432	1,180
Set out below are the movements in Class A ordinary shares during the year ended 30 June 2025:

2025	Class A ordinary shares	Class B ordinary shares
At 1 July 2024	44,495,400	14,536,032
New shares issued in relation to exercise of options	488,230	—
Cancellation of shares	(3,310,791)	—
Shares converted from Class B to Class A	991,239	(991,239)
At 30 June 2025	42,664,078	13,544,793
The cancellation of shares arises from the share repurchase program as detailed in note 27.
Set out below are the movements in Class A ordinary shares during the year ended 30 June 2024:

2024	Class A ordinary shares	Class B ordinary shares
At 1 July 2023	41,810,877	15,940,112
New shares issued in relation to exercise of options	572,195	—
New shares issued as equity consideration related to acquisitions	708,248	—
Shares converted from Class B to Class A	1,404,080	(1,404,080)
At 30 June 2024	44,495,400	14,536,032
Movements in Class B ordinary shares represent only conversions to Class A ordinary shares.
Voting rights, dividends and return of capital
Our Class B ordinary shares have ten votes per share, and our Class A ordinary shares, which are the shares underlying the ADS’s each have one vote per share. Any dividend declared by the Company shall be paid on Class A ordinary shares and the class B ordinary shares pari passu as if they were all shares of the same class. Class B ordinary shareholders may elect, at any time, to convert any of their Class B ordinary shares into Class A ordinary shares on a one-for-one basis by notice in writing to the Directors.
In the event of the liquidation, dissolution or winding up of the Company, the assets of the Company available for distribution to members shall be distributed amongst all holders of Class A ordinary shares and Class B ordinary shares in proportion to the number of shares held irrespective of the amount paid or credited as paid on any share.